PREFERRED STOCK (Details Narrative) - Series B Preferred Stock [Member] - shares	Mar. 31, 2022	Dec. 31, 2021	Jun. 11, 2021	Dec. 31, 2020	Jan. 25, 2011
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	5,000	5,000	5,000	5,000	10,000,000
Preferred Stock, Shares Outstanding	1,500	1,500		500
Preferred Stock, Shares Issued	1,500	1,500		500